Other liabilities (Details) - AUD ($) $ in Millions		Sep. 30, 2018	Sep. 30, 2017
Other liabilities
Unearned insurance premiums		$ 398	$ 396
Outstanding insurance claims		367	339
Defined benefit deficit		25	43
Accrued interest payable		2,968	2,727
Credit card loyalty program		308	284
Securities purchased not delivered		1,343	1,315
Trade creditors and other accrued expenses		1,410	1,109
Other		2,374	2,393
Total other liabilities	[1]	9,193	8,606
Provision for refunds and payments		177
Parent Entity
Other liabilities
Defined benefit deficit		9	30
Accrued interest payable		2,633	2,416
Credit card loyalty program		23	16
Securities purchased not delivered		1,343	1,315
Trade creditors and other accrued expenses		1,125	890
Other		2,159	2,282
Total other liabilities	[1]	$ 7,292	$ 6,949

[1]	Comparatives have been revised to reclassify compliance, regulation and remediation provisions.